Related Party Transactions (Details Narrative) (10-K) - USD ($)					1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Oct. 02, 2017	Feb. 16, 2017	Jan. 11, 2017	Jan. 10, 2017	Feb. 28, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Number of common stock issued, value								$ 2,000
Proceeds from issuance of common stock										$ 98,541	$ 160,552
Preferred stock par value						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Payments for acquisition									$ 52,641	20,000
Travel expenses						$ 3,342			18,902
Accounts payable related party											$ 10,500
Payable to related party								0			4,120
Advance from related party debt									$ 21,295	$ 4,141	4,120
Computer Software and Applications [Member]
Purchase from related party	$ 30,000
President [Member]
Number of common stock issued			5,000,000
Number of common stock issued, value			$ 500
President [Member] | Series A Preferred Stock [Member]
Number of common stock issued					600
Preferred stock par value					$ 0.0001
Proceeds from issuance of preferred stock					$ 0.06
Family Member of President [Member]
Number of common stock issued		1,000,000
Proceeds from issuance of common stock		$ 1,000
Officer and Director [Member]
Number of common stock issued		5,000,000		5,000,000
Proceeds from issuance of common stock		$ 500
Officer and Director [Member] | Series A Preferred Stock [Member]
Number of common stock issued					400
Officer [Member]
Travel expenses				$ 7,204
Due from related party											10,904
Officer [Member] | Series A Preferred Stock [Member]
Number of common stock issued					400
Preferred stock par value					$ 0.0001
Proceeds from issuance of preferred stock					$ 0.04
Third Party Vendor [Member]
Payments for acquisition				$ 3,700
Anvia's Customers [Member]
Payable to affiliate											4,120
Advance from related party debt											$ 4,120